Share Capital - Long-term Incentive Plan (Details)	Jun. 30, 2026
Long-term Incentive Plan
Share Capital
Aggregate number of common shares to be issued, as a percent of outstanding common shares at any time when combined with the aggregate number of Option, RSU, PSU and DSU	10.00%